Parent Company (the "Company") Only Financial Information	12 Months Ended
Dec. 31, 2025
Parent Company (the "Company") Only Financial Information
Parent Company (the "Company") Only Financial Information

28.  Parent Company (the “Company”) Only Financial Information

The Company performed a test on the restricted net assets of its consolidated subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the Company only.

The subsidiaries did not pay any dividends to the Company for the years presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.

The Company did not have significant capital and other commitments, or guarantees as of December 31, 2025.

Condensed Balance Sheets

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets:
Cash and cash equivalents	4,451,772	1,092,845	156,275
Amounts due from subsidiaries of the Company	20,952,738	11,057,142	1,581,150
Amounts due from related parties	1,701	389	56
Prepayments and other current assets	23,727	33,387	4,773
Total current assets	25,429,938	12,183,763	1,742,254
Non-current assets:
Investments in subsidiaries and VIEs	—	183,448	26,233
Total non-current assets	—	183,448	26,233
Total assets	25,429,938	12,367,211	1,768,487
LIABILITIES
Current liabilities:
Amounts due to subsidiaries of the Company	1,620,646	70,343	10,059
Current portion of long-term borrowings	2,706,285	6,409	916
Accruals and other liabilities	123,833	133,289	19,060
Total current liabilities	4,450,764	210,041	30,035
Deficits of investments in subsidiaries and VIEs	6,845,155	—	—
Long-term borrowings	8,166,996	7,997,710	1,143,657
Total non-current liabilities	15,012,151	7,997,710	1,143,657
Total liabilities	19,462,915	8,207,751	1,173,692
SHAREHOLDERS’ EQUITY
Class A Ordinary Shares	3,406	4,089	585
Class C Ordinary Shares	254	254	36
Treasury shares	(239,328)	(123,910)	(17,719)
Additional paid in capital	118,688,242	131,728,259	18,836,891
Accumulated other comprehensive loss	582,659	579,799	82,910
Accumulated deficit	(113,068,210)	(128,029,031)	(18,307,908)
Total shareholders’ equity	5,967,023	4,159,460	594,795
Total liabilities and shareholders’ equity	25,429,938	12,367,211	1,768,487

Condensed Statements of Comprehensive Loss

	For the Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
				Note 2(e)
Operating expenses:
Selling, general and administrative	(99,587)	(104,001)	(142,457)	(20,371)
Total operating expenses	(99,587)	(104,001)	(142,457)	(20,371)
Loss from operations	(99,587)	(104,001)	(142,457)	(20,371)
Interest and investment income	524,173	522,799	100,354	14,350
Interest expense	(207,649)	(392,179)	(366,066)	(52,347)
Gain/(loss) on extinguishment of debt	170,193	(4,480)	(14,660)	(2,096)
Equity in loss of subsidiaries and VIEs	(21,349,555)	(22,287,129)	(15,012,784)	(2,146,799)
Other income/(loss), net	121,800	(9,479)	515,714	73,745
Loss before income tax expense	(20,840,625)	(22,274,469)	(14,919,899)	(2,133,518)
Income tax expense	(3,179)	(35,707)	(40,922)	(5,850)
Net loss	(20,843,804)	(22,310,176)	(14,960,821)	(2,139,368)
Accretion on redeemable non-controlling interests to redemption value	(303,163)	(347,516)	(609,857)	(87,208)
Net loss attributable to ordinary shareholders of NIO Inc.	(21,146,967)	(22,657,692)	(15,570,678)	(2,226,576)
Net loss	(20,843,804)	(22,310,176)	(14,960,821)	(2,139,368)
Total comprehensive loss	(21,446,824)	(22,160,508)	(14,963,681)	(2,139,777)
Accretion on redeemable non-controlling interests to redemption value	(303,163)	(347,516)	(609,857)	(87,208)
Comprehensive loss attributable to ordinary shareholders of NIO Inc.	(21,749,987)	(22,508,024)	(15,573,538)	(2,226,985)

Condensed Statements of Cash Flows

	For The Year ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
				Note 2(e)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in)/provided by operating activities	(8,262,167)	(5,348,151)	8,207,624	1,173,675
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in by investing activities	(1,972,672)	(9,838,095)	(20,700,636)	(2,960,152)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by/(used in) financing activities	25,782,226	(3,190,866)	9,241,358	1,321,497
Effects of exchange rate changes on cash, cash equivalents and restricted cash	52,552	152,395	(107,273)	(15,340)
NET INCREASE/(DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	15,599,939	(18,224,717)	(3,358,927)	(480,320)
Cash, cash equivalents and restricted cash at beginning of the year	7,076,550	22,676,489	4,451,772	636,595
Cash, cash equivalents and restricted cash at end of the year	22,676,489	4,451,772	1,092,845	156,275

Basis of presentation

The Company’s accounting policies are the same as the Group’s accounting policies with the exception of the accounting for the investments in subsidiaries and VIEs.

For the company only financial information, the Company records its investments in subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures.

Such investments are presented on the Balance Sheets as “Investments in subsidiaries and VIEs” and shares in the subsidiaries and VIEs’ loss are presented as “Equity in loss of subsidiaries and VIEs” on the Statements of Comprehensive Loss. The parent company only financial information should be read in conjunction with the Group’s consolidated financial statements.